Deposits - Schedule of Contractual Maturities of All Time Deposits, Including Brokered Time Deposits (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Time Deposits, by Maturity [Abstract]
Maturing within one year	$ 7,281,759
Between 1 - 2 years	1,129,147
2 - 3 years	454,199
3 - 4 years	260,686
4 - 5 years	77,169
Thereafter	3,348
Total	$ 9,206,308